Stock - RSUs outstanding, Employees Stock Incentive Master Scheme (Detail) - Restricted Stock Units (RSUs) [Member] - Employee Stock Incentive Master Scheme Two Thousand And Twenty Two - ₨ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share Based Payment Arrangement Equity Instruments Other Than Options Exercise Price Range [Line Items]
Number of shares arising out of units	31,719,700	29,770,856	23,443,608	5,782,000
Weighted average remaining life (years)	2 years 5 months 12 days
Weighted average exercise price	₨ 1